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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/10
ss
Check here if Amendment [_]; Amendment Number:
                                                -------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  200 Clarendon St 56th Floor
          Boston, MA 02116

Form 13F File Number:  28-06148
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Alber
Title:  Chief Financial Officer
Phone:  617.574.6735

Signature, Place, and Date of Signing:

/s/ Thomas P. Alber        Boston, MA                 5/14/10
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-
     -----------------------------  -----------------------------

   [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   45,606,807
Form 13F Information Table Value Total:  $   387,422
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                       Form 13F File Number      Name
                          28-

------------------------  ------------------------  ------------------------

                                   Form 13F

                                                                 (SEC USE ONLY)

Page 1 of 1  Name of Reporting Manager:   TA Associates, Inc. 3/31/2010
                                          ------------------------------

                                                                                                                     Item 8:
                                                                                    Item 6:                      Voting Authority
                                                                             Investment Discretion                   (Shares)
                                                                  Item 5:   ------------------------             ----------------
                               Item 2:    Item 3:     Item 4:    Shares of       (b) Shared-   (c)     Item 7:
Item 1:                        Title of    CUSIP    Fair Market  Principal  (a)  As Defined  Shared-  Managers   (a)   (b)   (c)
Name of Issuer                  Class     Number       Value      Amount    Sole in Instr. V  Other  See Instr V Sole Shared None
--------------                 -------- ----------- ------------ ---------- ---- ----------- ------- ----------- ---- ------ ----
Cardtronics Inc.                Common  14161H 10 8 $ 94,675,807  7,531,886  X                                    X
MetroPCS Communications Inc.    Common  591708 10 2 $207,651,628 29,329,326  X                                    X
Monotype Imaging Holdings Inc.  Common  61022P 10 0 $ 85,094,639  8,745,595  X                                    X
   COLUMN TOTALS                                     387,422,074 45,606,807